Note 10 - Financing	9 Months Ended
Sep. 30, 2011
Financings [Abstract]
Note 10 - Financings [Text Block]

10. Financing

The Company has utilized project financing to continue its development of exploration, production and related projects.

The VIE's associated with the project financing projects are consolidated based on ASC Topic 810-10-25 (“Variable Interest Entities”).

The weighted average annual interest rates on outstanding short-term borrowings were 2.19% and 2.31% at September 30, 2011 and December 31, 2010, respectively.

The Company's short-term borrowings are principally sourced from commercial banks and include import and export financing denominated in United States dollars, as follows:

	Current		Non- current
	September 30,2011	December 31,2010	September 30, 2011	December 31, 2010
Foreign
Financial institutions	7,853	6,381	20,127	17,460
Bearer bonds - Notes	96	587	17,648	11,573
Trust Certificates - Senior/Junior	-	71	43	194
Other	-	2	106	307

	7,949	7,041	37,924	29,534

In Brazil
BNDES	739	1,269	19,511	19,384
Debentures	963	189	519	1,427
FINAME - Earmarked for construction of Bolívia -Brazil gas pipeline	52	42	302	233
Export credit notes	239	66	5,652	6,295
Bank credit certificate	30	32	1,945	2,164
Other	285	321	1,675	1,434

	2,308	1,919	29,604	30,937

	10,257	8,960	67,528	60,471

Interest on debt	679	869
Current portion of long-term debt	3,884	2,883
Current debt	5,694	5,208

Total debt	10,257	8,960

a) Long-term debt

· Composition of foreign currency denominated debt by currency :

	September 30, 2011	December 31, 2010

Currency
United States dollars	36,083	27,583
Japanese Yen	1,657	1,651
Euro	134	131
Other	50	169

	37,924	29,534

· Maturities of the principal of long-term debt

The long-term portion at September 30, 2011, becomes due in the following years:

2012	1,374
2013	2,628
2014	4,281
2015	4,985
2016 and thereafter	54,260

67,528

The composition of annual interest rates on long-term debt is as follows:

	September 30, 2011	December 31, 2010
Foreign currency
6% or less	29,344	21,900
Over 6% to 8%	7,088	6,285
Over 8% to 10%	1,195	1,219
Over 10% to 12%	36	33
Over 12%	261	97

	37,924	29,534

Local currency
6% or less	4,054	2,426
Over 6% to 8%	16,217	17,932
Over 8% to 10%	1,093	592
Over 10% to 12%	522	9,759
Over 12%	7,718	228

	29,604	30,937

	67,528	60,471

Issuance of long-term debt

The main long-term funding carried out in the period from January to September 2011 is shown in the following table:

a.1) Foreign

Company	Date	US$	Maturity	Description

PifCo	Jan/2011	6,000	2016,2021 and 2041	Global Notes in the amounts of US$2,500, US$2,500 and US$1,000 at rates of 3.875%; 5.375% and 6.75% p.a., respectively.

Charter	Jan/2011	750	2018	Financing obtained from the Standard Shatered, LIBOR plus 1.5% p.a.

PNBV	Mar/2011	650	2015 and 2021

Financing obtained from the Bank of Tokyo-Mitsubish - LIBOR plus 1.25% p.a., in the amount of US$150, and financing from the Bank Santander S.A., HSBC Bank PLC, HSBC Bank USA, N.A. and SACE S.P.A. - LIBOR plus 1.10% p.a., in the amount of US$500.

PNBV	Jun/2011	2,000	2018

Financing obtained from the Bank Santander S.A. Grand Cayman Branch - Libor plus 1.4760% p.a., in the amount of US$1,500, and financing from the Bank of Tokyo-Mitsubish - LIBOR plus 1.30% p.a., in the amount of US$500.

Company	Date	US$	Maturity	Description

PNBV	Ago/2011	643	2016 and 2023

Financing obtained from the Bank JP Morgan Chase Bank, N.A., Export-Import Bank of the United States - LIBOR plus 0.45% p.a., in the amount of US$300, and from the Bank Citybank Internacional PLC - LIBOR plus 0.85% a.a., in the amount of US$343.

		10,043

a.2) In Brazil

Company	Date	US$	Maturity	Description
CITEPE and Petroquímica Suape	Apr/2011 to Ago/2011	473	2022 and 2023	Financing obtained from BNDES in the amounts of US$320 (CITEPE) and US$153 (Petroquímica Suape) - TJLP plus 1.36% p.a. to 4.5% p.a

Petrobras and REFAP	Jul/2011	652	2022 and 2023	Financing obtained from BNDES earmarked for construction of the Mexilhão platform in the amounts of US$545 - TJLP plus 2.76% p.a. and for implementation of a project in REFAP in the amount of US$107 - TJLP plus 3.26% p.a.

		1,125

b) Outstanding lines of credit with official credit agencies

b.1) Foreign

		US$
Company	Agency	Contracted	Used	Balance	Description
Petrobras	China Development Bank	10,000	7,000	3,000	LIBOR +2.8% p.a.
PNBV	Citibank International PLC	686	343	343	LIBOR +0.85% p.a.

b.2) In Brazil

		US$
Company	Agency	Contracted	Used	Balance	Description
Transpetro (*)	BNDES and Banco do Brasil	4,856	306	4,550	Program for Modernization and Expansion of the FLEET (PROMEF) - TJLP+2.5% p.a. to national equipment and 3% p.a. to imported equipment.

REFAP	BNDES	598	107	491	Financing obtained from BNDES earmarked for implementation of projects in REFAP in the amount of US$107 - TJLP plus 3.26% p.a.

Petrobras	BNDES	552	545	7	Financing obtained from BNDES earmarked for construction of the Mexilhão platform in the amount of US$545 - TJLP plus 2.76% p.a

Petrobras	Banco do Brasil	270	235	35	Commercial Credit Certificate (FINAME) - 4.5% p.a.

Petrobras	Caixa Econômica Federal	162	-	162	Bank Credit Certificate - Revolving Credit - 110% p.a. of average CDI.

(*) Agreements for conditioned purchase and sale of 41 ships and 20 convoys were entered into with 6 Brazilian shipyards in the amount of US$5,396, where 90% has been financed by BNDES and Banco do Brasil.